Subsequent Events - Additional Information (Detail)	12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2013 2013 Program American Depository Shares Maximum USD ($)	Mar. 03, 2014 Subsequent Event USD ($)	Mar. 22, 2014 Subsequent Event Term Loan USD ($)	Apr. 02, 2014 Subsequent Event Term Loan USD ($)	Mar. 03, 2014 Subsequent Event 2013 Program American Depository Shares Maximum USD ($)	Mar. 25, 2014 Subsequent Event Long Island USD ($)	Mar. 25, 2014 Subsequent Event Long Island CNY
Subsequent Event [Line Items]
Dividend declared date					Mar. 03, 2014
Dividend declared per ordinary share	$ 0.50	$ 0.40	$ 0.30		$ 0.5
Dividend payable, record date					Mar. 14, 2014
Authorized share repurchase amount				$ 200,000,000				$ 300,000,000
Share repurchase program expiration date					Mar. 31, 2015
Repayment of bank loans	35,000,000	2,475,000				50,000,000	160,000,000
Controlling stake in acquired business									51.00%	51.00%
Total acquisition consideration in cash									11,484,000	70,650,000
Amount under escrow deposits									$ 6,559,000	40,047,000